John Hancock
Investors Trust
Quarterly portfolio holdings 1/31/2025

Fund’s investments
As of 1-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 11.3% (6.7% of Total investments)				$14,595,986
(Cost $14,561,125)
U.S. Government 7.6%				9,839,683
U.S. Treasury
Note (A)(B)	0.250	06-30-25	10,000,000	9,839,683
U.S. Government Agency 3.7%				4,756,303
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (B)	5.000	04-01-53	284,371	276,506
30 Yr Pass Thru	5.000	08-01-53	497,071	485,033
30 Yr Pass Thru (B)	5.500	06-01-53	309,165	308,508
30 Yr Pass Thru (B)	5.500	06-01-53	322,580	321,683
30 Yr Pass Thru (B)	5.500	07-01-53	313,311	312,205
30 Yr Pass Thru (B)	6.000	07-01-53	288,873	293,389
30 Yr Pass Thru (B)	6.000	09-01-53	290,586	295,347
Federal National Mortgage Association
30 Yr Pass Thru (B)	4.500	07-01-52	301,216	284,629
30 Yr Pass Thru (B)	4.500	10-01-52	537,612	507,503
30 Yr Pass Thru (B)	5.500	04-01-53	294,200	293,758
30 Yr Pass Thru (B)	5.500	07-01-53	272,214	270,806
30 Yr Pass Thru	6.000	07-01-53	800,935	816,309

30 Yr Pass Thru (B)	6.000	09-01-53	285,329	290,627
Corporate bonds 120.9% (71.7% of Total investments)				$156,575,891
(Cost $157,472,942)
Communication services 15.0%				19,430,045
Diversified telecommunication services 3.2%
Connect Finco SARL (B)(C)	9.000	09-15-29	245,000	219,600
Frontier Florida LLC (B)	6.860	02-01-28	700,000	718,018
GCI LLC (B)(C)	4.750	10-15-28	820,000	773,614
Iliad Holding SAS (B)(C)	7.000	04-15-32	246,000	249,434
Level 3 Financing, Inc. (C)	4.625	09-15-27	428,000	421,580
Level 3 Financing, Inc. (B)(C)	11.000	11-15-29	866,000	981,776
Sable International Finance, Ltd. (C)	7.125	10-15-32	393,000	384,008
Windstream Services LLC (B)(C)	8.250	10-01-31	413,000	427,464
Entertainment 1.4%
AMC Entertainment Holdings, Inc. (A)(B)(C)	7.500	02-15-29	245,000	206,824
Cinemark USA, Inc. (B)(C)	7.000	08-01-32	126,000	129,461
Playtika Holding Corp. (B)(C)	4.250	03-15-29	830,000	765,505
Univision Communications, Inc. (B)(C)	8.500	07-31-31	633,000	635,790
Interactive media and services 0.5%
Arches Buyer, Inc. (C)	6.125	12-01-28	310,000	280,756
Cars.com, Inc. (B)(C)	6.375	11-01-28	414,000	414,173
Media 8.3%
Altice Financing SA (C)	5.750	08-15-29	400,000	312,791
Altice Financing SA (A)(B)(C)	9.625	07-15-27	500,000	463,123
Altice France Holding SA (C)	10.500	05-15-27	600,000	183,198
Altice France SA (A)(B)(C)	5.500	10-15-29	625,000	497,192
Altice France SA (C)	8.125	02-01-27	356,000	298,916
CCO Holdings LLC (B)(C)	6.375	09-01-29	1,728,000	1,729,014
CCO Holdings LLC (B)(C)	7.375	03-01-31	685,000	701,306
CSC Holdings LLC (C)	5.500	04-15-27	575,000	532,431
CSC Holdings LLC (C)	11.750	01-31-29	308,000	306,487
DISH Network Corp. (C)	11.750	11-15-27	990,000	1,045,336
Gray Media, Inc. (C)	4.750	10-15-30	97,000	58,900
2	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Gray Media, Inc. (B)(C)	10.500	07-15-29	209,000	$218,787
IHeartCommunications, Inc. (C)	10.875	05-01-30	674,400	463,456
LCPR Senior Secured Financing DAC (C)	6.750	10-15-27	1,145,000	1,047,894
Sabre GLBL, Inc. (A)(B)(C)	8.625	06-01-27	535,000	537,934
Sabre GLBL, Inc. (B)(C)	10.750	11-15-29	339,000	349,736
Scripps Escrow II, Inc. (C)	5.375	01-15-31	393,000	209,588
Scripps Escrow, Inc. (C)	5.875	07-15-27	122,000	102,446
Stagwell Global LLC (B)(C)	5.625	08-15-29	771,000	744,001
Townsquare Media, Inc. (A)(B)(C)	6.875	02-01-26	970,000	968,897
Wireless telecommunication services 1.6%
SoftBank Group Corp.	5.125	09-19-27	1,500,000	1,470,815
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.854% to 7-19-42, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 5.604%) (D)	6.875	07-19-27	583,000	579,794
Consumer discretionary 17.4%				22,498,778
Automobile components 1.8%
The Goodyear Tire & Rubber Company (B)	5.000	07-15-29	289,000	269,611
The Goodyear Tire & Rubber Company (B)	5.250	04-30-31	505,000	461,111
ZF North America Capital, Inc. (C)	6.750	04-23-30	554,000	544,370
ZF North America Capital, Inc. (C)	6.875	04-14-28	586,000	590,367
ZF North America Capital, Inc. (C)	7.125	04-14-30	500,000	499,986
Automobiles 2.3%
Ford Motor Credit Company LLC (B)	6.950	03-06-26	1,000,000	1,018,054
Ford Motor Credit Company LLC	7.350	03-06-30	407,000	431,954
General Motors Company (B)	6.750	04-01-46	1,500,000	1,550,451
Broadline retail 4.0%
Kohl’s Corp. (A)(B)	4.625	05-01-31	287,000	229,724
Liberty Interactive LLC	8.250	02-01-30	1,450,000	713,118
Macy’s Retail Holdings LLC (A)(B)(C)	5.875	03-15-30	700,000	673,327
Nordstrom, Inc.	4.250	08-01-31	500,000	440,958
Nordstrom, Inc.	5.000	01-15-44	900,000	680,992
QVC, Inc. (B)	5.950	03-15-43	1,000,000	550,589
QVC, Inc. (C)	6.875	04-15-29	528,000	440,255
Rakuten Group, Inc. (6.250% to 4-22-31, then 5 Year CMT + 4.956% to 4-22-51, then 5 Year CMT + 5.706%) (C)(D)	6.250	04-22-31	226,000	201,544
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (C)(D)	8.125	12-15-29	200,000	197,336
Rakuten Group, Inc. (C)	11.250	02-15-27	580,000	633,952
Wand NewCo 3, Inc. (B)(C)	7.625	01-30-32	428,000	443,040
Diversified consumer services 0.6%
Sotheby’s (B)(C)	7.375	10-15-27	750,000	738,127
Hotels, restaurants and leisure 6.4%
Affinity Interactive (C)	6.875	12-15-27	753,000	639,260
Allwyn Entertainment Financing UK PLC (C)	7.875	04-30-29	767,000	798,452
Caesars Entertainment, Inc. (C)	7.000	02-15-30	959,000	988,452
CCM Merger, Inc. (B)(C)	6.375	05-01-26	1,000,000	999,680
CEC Entertainment LLC (B)(C)	6.750	05-01-26	830,000	830,445
Choice Hotels International, Inc. (B)	5.850	08-01-34	1,101,000	1,097,397
Full House Resorts, Inc. (C)	8.250	02-15-28	666,000	670,971
Hilton Grand Vacations Borrower LLC (C)	6.625	01-15-32	449,000	454,857
Jacobs Entertainment, Inc. (B)(C)	6.750	02-15-29	255,000	250,532
Mohegan Tribal Gaming Authority (B)(C)	8.000	02-01-26	725,000	722,132
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
NCL Corp., Ltd. (B)(C)	6.750	02-01-32	207,000	$210,232
Resorts World Las Vegas LLC (C)	8.450	07-27-30	600,000	621,967
Household durables 1.2%
KB Home (A)(B)	7.250	07-15-30	225,000	232,484
Newell Brands, Inc. (A)(B)	6.375	09-15-27	1,242,000	1,264,252
Specialty retail 1.1%
Amer Sports Company (A)(B)(C)	6.750	02-16-31	681,000	699,010
Saks Global Enterprises LLC (B)(C)	11.000	12-15-29	559,000	535,301
Wayfair LLC (B)(C)	7.250	10-31-29	171,000	174,488
Consumer staples 3.2%				4,130,264
Consumer staples distribution and retail 0.9%
US Foods, Inc. (C)	5.750	04-15-33	362,000	351,915
Walgreens Boots Alliance, Inc. (A)(B)	8.125	08-15-29	867,000	876,484
Food products 1.4%
Camposol SA	6.000	02-03-27	589,000	567,275
Darling Ingredients, Inc. (A)(B)(C)	6.000	06-15-30	60,000	59,709
JBS USA LUX SA (B)	5.750	04-01-33	610,000	613,768
Post Holdings, Inc. (B)(C)	6.375	03-01-33	517,000	509,203
Personal care products 0.9%
Edgewell Personal Care Company (C)	5.500	06-01-28	950,000	936,648
HLF Financing Sarl LLC (B)(C)	12.250	04-15-29	205,000	215,262
Energy 12.6%				16,377,385
Energy equipment and services 0.9%
Archrock Partners LP (B)(C)	6.625	09-01-32	670,000	679,178
USA Compression Partners LP (B)	6.875	09-01-27	543,000	546,363
Oil, gas and consumable fuels 11.7%
Antero Resources Corp. (B)(C)	7.625	02-01-29	310,000	317,934
Bapco Energies BSCC (A)(B)(C)	7.500	10-25-27	1,155,000	1,185,497
Blue Racer Midstream LLC (B)(C)	7.000	07-15-29	334,000	343,093
Buckeye Partners LP (A)(B)(C)	6.750	02-01-30	169,000	171,922
Buckeye Partners LP (C)	6.875	07-01-29	518,000	530,310
Cenovus Energy, Inc. (B)	6.750	11-15-39	115,000	124,170
Delek Logistics Partners LP (B)(C)	7.125	06-01-28	435,000	436,782
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%)	7.625	01-15-83	801,000	839,495
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	1,369,000	1,515,960
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	1,285,000	1,303,184
EnLink Midstream Partners LP (B)	4.150	06-01-25	500,000	497,636
Genesis Energy LP (B)	8.000	05-15-33	327,000	327,069
Genesis Energy LP (B)	8.250	01-15-29	801,000	819,748
Howard Midstream Energy Partners LLC (B)(C)	7.375	07-15-32	104,000	108,115
Howard Midstream Energy Partners LLC (B)(C)	8.875	07-15-28	511,000	538,991
MEG Energy Corp. (B)(C)	5.875	02-01-29	237,000	233,358
Occidental Petroleum Corp.	6.625	09-01-30	340,000	356,494
Petroleos Mexicanos	6.700	02-16-32	632,000	549,429
Sitio Royalties Operating Partnership LP (B)(C)	7.875	11-01-28	258,000	268,044
Sunoco LP	4.500	04-30-30	374,000	351,727
Sunoco LP (B)	6.000	04-15-27	436,000	435,444
Venture Global LNG, Inc. (B)(C)	7.000	01-15-30	612,000	625,512
4	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (B)(C)(D)	9.000	09-30-29	955,000	$995,180
Venture Global LNG, Inc. (B)(C)	9.500	02-01-29	1,457,000	1,624,125
Viper Energy, Inc. (C)	7.375	11-01-31	624,000	652,625
Financials 33.8%				43,845,425
Banks 17.0%
Bank of America Corp. (6.100% to 3-17-25, then 3 month CME Term SOFR + 4.160%) (B)(D)	6.100	03-17-25	2,760,000	2,756,431
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%) (B)	7.700	05-26-84	1,156,000	1,196,679
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (D)	8.000	03-15-29	2,200,000	2,292,660
BNP Paribas SA (8.000% to 8-22-31, then 5 Year CMT + 3.727%) (C)(D)	8.000	08-22-31	692,000	724,394
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)(C)(D)	9.250	11-17-27	600,000	642,492
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (A)(B)(D)	5.650	10-06-25	1,000,000	994,558
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%) (B)	5.718	07-23-32	727,000	733,659
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%) (B)	5.982	01-30-30	648,000	654,357
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (B)(C)(D)	8.125	12-23-25	1,495,000	1,528,638
HSBC Holdings PLC (6.875% to 3-11-30, then 5 Year CMT + 3.298%) (B)(D)	6.875	09-11-29	1,111,000	1,115,638
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (D)	6.500	04-16-25	1,135,000	1,136,346
JPMorgan Chase & Co. (4.080% to 4-26-25, then Overnight SOFR + 1.320%) (B)	4.080	04-26-26	1,000,000	998,292
Manufacturers & Traders Trust Company (B)	4.650	01-27-26	1,000,000	999,670
Popular, Inc.	7.250	03-13-28	770,000	802,617
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82	1,000,000	1,054,431
The Toronto-Dominion Bank (7.250% to 7-31-29, then 5 Year CMT + 2.977%) (B)	7.250	07-31-84	754,000	762,247
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%) (B)	8.125	10-31-82	1,600,000	1,671,782
Truist Financial Corp. (5.711% to 1-24-34, then Overnight SOFR + 1.922%) (B)	5.711	01-24-35	413,000	417,109
Wells Fargo & Company (5.875% to 6-15-25, then 9.865% thereafter) (B)(D)	5.875	06-15-25	1,565,000	1,560,509
Capital markets 0.8%
Boost Newco Borrower LLC (C)	7.500	01-15-31	419,000	438,644
Focus Financial Partners LLC (B)(C)	6.750	09-15-31	568,000	571,009
Consumer finance 3.3%
Ally Financial, Inc. (B)	5.800	05-01-25	2,000,000	2,002,548
OneMain Finance Corp.	7.875	03-15-30	1,000,000	1,051,971
OneMain Finance Corp. (B)	9.000	01-15-29	444,000	471,613
PHH Escrow Issuer LLC (C)	9.875	11-01-29	241,000	235,884
World Acceptance Corp. (C)	7.000	11-01-26	572,000	570,731
Financial services 3.1%
Block, Inc.	3.500	06-01-31	600,000	533,922
Enact Holdings, Inc. (B)	6.250	05-28-29	1,068,000	1,090,000
Freedom Mortgage Corp. (B)(C)	12.250	10-01-30	576,000	643,055
Nationstar Mortgage Holdings, Inc. (B)(C)	6.000	01-15-27	600,000	599,202
Nationstar Mortgage Holdings, Inc. (B)(C)	6.500	08-01-29	507,000	508,162
NMI Holdings, Inc. (B)	6.000	08-15-29	649,000	657,784
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance 9.1%
Acrisure LLC (B)(C)	7.500	11-06-30	773,000	$799,211
Acrisure LLC (C)	8.500	06-15-29	461,000	483,142
Alliant Holdings Intermediate LLC (B)(C)	6.750	04-15-28	766,000	774,087
Alliant Holdings Intermediate LLC (B)(C)	7.000	01-15-31	581,000	591,188
Alliant Holdings Intermediate LLC (A)(B)(C)	7.375	10-01-32	492,000	502,725
AmWINS Group, Inc. (B)(C)	6.375	02-15-29	402,000	406,652
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	1,000,000	995,065
Baldwin Insurance Group Holdings LLC (B)(C)	7.125	05-15-31	315,000	322,208
F&G Annuities & Life, Inc. (B)	6.250	10-04-34	1,273,000	1,248,966
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (C)	7.950	10-15-54	516,000	539,673
Howden UK Refinance PLC (B)(C)	7.250	02-15-31	706,000	721,353
HUB International, Ltd. (B)(C)	7.250	06-15-30	847,000	875,780
HUB International, Ltd. (C)	7.375	01-31-32	321,000	330,072
Panther Escrow Issuer LLC (B)(C)	7.125	06-01-31	755,000	773,172
Prudential Financial, Inc. (3.700% to 10-1-30, then 5 Year CMT + 3.035%) (B)	3.700	10-01-50	2,100,000	1,871,406
SBL Holdings, Inc. (B)(C)	5.000	02-18-31	587,000	529,332
Mortgage real estate investment trusts 0.5%
Blackstone Mortgage Trust, Inc. (B)(C)	7.750	12-01-29	645,000	664,359
Health care 6.0%				7,753,838
Health care equipment and supplies 0.7%
Varex Imaging Corp. (B)(C)	7.875	10-15-27	897,000	927,982
Health care providers and services 4.5%
AdaptHealth LLC (B)(C)	4.625	08-01-29	450,000	413,631
AMN Healthcare, Inc. (B)(C)	4.000	04-15-29	529,000	482,052
Concentra Escrow Issuer Corp. (B)(C)	6.875	07-15-32	169,000	174,755
CVS Health Corp. (7.000% to 3-10-30, then 5 Year CMT + 2.886%)	7.000	03-10-55	1,055,000	1,065,616
Encompass Health Corp. (A)(B)	4.750	02-01-30	600,000	577,180
HCA, Inc. (B)	5.500	06-15-47	1,760,000	1,613,998
Raven Acquisition Holdings LLC (B)(C)	6.875	11-15-31	359,000	358,170
Tenet Healthcare Corp.	5.125	11-01-27	567,000	560,846
Tenet Healthcare Corp. (A)(B)	6.125	10-01-28	600,000	600,322
Pharmaceuticals 0.8%
Bausch Health Companies, Inc. (A)(B)(C)	9.000	01-30-28	86,000	86,125
Endo Finance Holdings, Inc. (A)(B)(C)	8.500	04-15-31	835,000	893,161
Industrials 11.8%				15,258,698
Aerospace and defense 1.7%
Bombardier, Inc. (B)(C)	7.875	04-15-27	468,000	469,664
TransDigm, Inc. (C)	6.375	03-01-29	654,000	660,554
TransDigm, Inc. (C)	6.750	08-15-28	713,000	725,634
TransDigm, Inc. (C)	7.125	12-01-31	350,000	361,417
Building products 0.8%
JELD-WEN, Inc. (A)(B)(C)	7.000	09-01-32	749,000	713,891
Miter Brands Acquisition Holdco, Inc. (B)(C)	6.750	04-01-32	258,000	261,113
Commercial services and supplies 2.5%
Cimpress PLC (C)	7.375	09-15-32	322,000	319,777
Garda World Security Corp. (C)	8.250	08-01-32	338,000	347,669
Garda World Security Corp. (C)	8.375	11-15-32	243,000	250,899
The Brink’s Company (C)	6.500	06-15-29	156,000	159,017
The GEO Group, Inc. (B)	10.250	04-15-31	993,000	1,087,383
6	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
VT Topco, Inc. (B)(C)	8.500	08-15-30	711,000	$753,359
Wrangler Holdco Corp. (B)(C)	6.625	04-01-32	313,000	320,036
Construction and engineering 1.6%
AECOM	5.125	03-15-27	900,000	894,973
Brundage-Bone Concrete Pumping Holdings, Inc. (B)(C)	7.500	02-01-32	644,000	652,030
Global Infrastructure Solutions, Inc. (B)(C)	5.625	06-01-29	550,000	534,471
Electrical equipment 0.9%
EMRLD Borrower LP (B)(C)	6.625	12-15-30	520,000	525,970
EMRLD Borrower LP (B)(C)	6.750	07-15-31	650,000	660,940
Ground transportation 0.2%
Watco Companies LLC (C)	7.125	08-01-32	238,000	246,724
Machinery 1.0%
Stanley Black & Decker, Inc. (4.000% to 3-15-25, then 5 Year CMT + 2.657%) (A)(B)	4.000	03-15-60	1,252,000	1,251,357
Passenger airlines 2.2%
Air Canada 2020-1 Class C Pass Through Trust (C)	10.500	07-15-26	625,000	664,063
American Airlines 2013-1 Class A Pass Through Trust (B)	4.000	07-15-25	277,164	274,352
American Airlines 2016-3 Class B Pass Through Trust (B)	3.750	10-15-25	266,921	263,339
JetBlue Airways Corp. (B)(C)	9.875	09-20-31	657,000	694,553
OneSky Flight LLC (B)(C)	8.875	12-15-29	177,000	181,321
United Airlines 2020-1 Class B Pass Through Trust (B)	4.875	01-15-26	768,384	764,431
Professional services 0.6%
Amentum Holdings, Inc. (B)(C)	7.250	08-01-32	152,000	154,097
TriNet Group, Inc. (C)	7.125	08-15-31	648,000	665,028
Trading companies and distributors 0.3%
Herc Holdings, Inc. (C)	6.625	06-15-29	392,000	400,636
Information technology 5.2%				6,735,420
Communications equipment 0.5%
CommScope LLC (C)	6.000	03-01-26	229,000	229,000
EchoStar Corp.	10.750	11-30-29	441,000	475,389
Electronic equipment, instruments and components 0.3%
Insight Enterprises, Inc. (C)	6.625	05-15-32	208,000	211,484
Zebra Technologies Corp. (C)	6.500	06-01-32	136,000	139,092
IT services 0.5%
Virtusa Corp. (C)	7.125	12-15-28	639,000	624,861
Software 2.5%
Cloud Software Group, Inc. (C)	9.000	09-30-29	1,084,000	1,110,181
Consensus Cloud Solutions, Inc. (B)(C)	6.000	10-15-26	405,000	402,114
Consensus Cloud Solutions, Inc. (B)(C)	6.500	10-15-28	600,000	606,469
NCR Voyix Corp. (B)(C)	5.125	04-15-29	44,000	41,965
UKG, Inc. (B)(C)	6.875	02-01-31	1,009,000	1,030,150
Technology hardware, storage and peripherals 1.4%
Dell International LLC (B)	8.350	07-15-46	319,000	403,844
Diebold Nixdorf, Inc. (B)(C)	7.750	03-31-30	55,000	56,935
Seagate HDD Cayman	5.750	12-01-34	939,000	914,261
Seagate HDD Cayman	8.250	12-15-29	168,000	180,193
Xerox Holdings Corp. (B)(C)	5.500	08-15-28	363,000	309,482
Materials 7.7%				9,942,322
Chemicals 1.1%
Ashland, Inc.	6.875	05-15-43	845,000	876,860
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	7

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Chemicals (continued)
Braskem Idesa SAPI (A)(B)(C)	6.990	02-20-32		340,000	$267,466
SCIL IV LLC (B)(C)	5.375	11-01-26		310,000	307,560
Construction materials 0.2%
Quikrete Holdings, Inc. (C)	6.750	03-01-33		224,000	224,000
Containers and packaging 5.0%
Ardagh Metal Packaging Finance USA LLC (B)(C)	6.000	06-15-27		658,000	654,510
Ardagh Packaging Finance PLC (A)(B)(C)	4.125	08-15-26		850,000	748,000
Ball Corp.	6.000	06-15-29		322,000	325,270
Ball Corp. (B)	6.875	03-15-28		581,000	596,244
Clydesdale Acquisition Holdings, Inc. (B)(C)	6.875	01-15-30		780,000	792,401
Clydesdale Acquisition Holdings, Inc. (A)(B)(C)	8.750	04-15-30		250,000	255,025
OI European Group BV (B)(C)	6.250	05-15-28	EUR	145,000	154,748
Owens-Brockway Glass Container, Inc. (A)(B)(C)	7.250	05-15-31		1,200,000	1,169,700
Sealed Air Corp. (C)	6.875	07-15-33		487,000	511,659
Trivium Packaging Finance BV (B)(C)	5.500	08-15-26		900,000	895,505
Trivium Packaging Finance BV (C)	8.500	08-15-27		364,000	364,260
Metals and mining 0.8%
First Quantum Minerals, Ltd. (C)	9.375	03-01-29		420,000	443,868
Novelis Corp. (C)	4.750	01-30-30		610,000	573,150
Paper and forest products 0.6%
Magnera Corp. (B)(C)	7.250	11-15-31		793,000	782,096
Real estate 3.9%					5,077,131
Health care REITs 1.0%
Diversified Healthcare Trust (C)(E)	5.286	01-15-26		736,000	700,151
Diversified Healthcare Trust	9.750	06-15-25		402,000	401,581
MPT Operating Partnership LP (C)	8.500	02-15-32		144,000	146,233
Hotel and resort REITs 0.1%
XHR LP (B)(C)	6.625	05-15-30		152,000	153,639
Real estate management and development 1.1%
Anywhere Real Estate Group LLC (A)(B)(C)	7.000	04-15-30		609,000	558,748
Fideicomiso Irrevocable de Emision, Administracion y Fuente de Pago Numero CIB/4323 (11.000% Cash and 2.000% PIK) (C)	13.000	09-12-30		200,000	207,500
Greystar Real Estate Partners LLC (C)	7.750	09-01-30		609,000	645,018
Specialized REITs 1.7%
GLP Capital LP (B)	5.375	04-15-26		1,315,000	1,317,153
Outfront Media Capital LLC (C)	7.375	02-15-31		209,000	218,995
Uniti Group LP (B)(C)	10.500	02-15-28		681,000	728,113
Utilities 4.3%					5,526,585
Electric utilities 1.4%
Alexander Funding Trust II (B)(C)	7.467	07-31-28		721,000	763,467
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(C)(D)	10.250	03-15-28		507,000	562,232
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%) (B)	7.375	03-15-55		427,000	414,873
Gas utilities 0.5%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (C)	7.200	10-15-54		640,000	643,074
Independent power and renewable electricity producers 2.4%
Alpha Generation LLC (B)(C)	6.750	10-15-32		305,000	308,387
ContourGlobal Power Holdings SA (C)	5.000	02-28-30	EUR	453,000	477,366
ContourGlobal Power Holdings SA (C)	6.750	02-28-30		617,000	617,123
Lightning Power LLC (C)	7.250	08-15-32		523,000	540,186
8	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
Talen Energy Supply LLC (C)	8.625	06-01-30	710,000	$757,359

Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (C)(D)	8.875	01-15-29	413,000	442,518
Term loans (F) 17.1% (10.1% of Total investments)				$22,197,631
(Cost $22,338,125)
Communication services 2.4%				3,053,265
Entertainment 0.5%
AMC Entertainment Holdings, Inc., 2024 Term Loan (G)	TBD	01-04-29	636,000	645,197
Interactive media and services 0.5%
Arches Buyer, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	7.662	12-06-27	689,350	675,273
Media 1.4%
Altice France SA, 2023 USD Term Loan B14 (3 month CME Term SOFR + 5.500%)	9.802	08-15-28	353,303	297,658
Cable One, Inc., 2021 Term Loan B4 (1 month CME Term SOFR + 2.000%)	6.426	05-03-28	663,282	654,162
Clear Channel International BV, 2024 CCIBV Fixed Term Loan	7.500	04-01-27	780,000	780,975
Consumer discretionary 3.0%				3,936,356
Hotels, restaurants and leisure 2.6%
Dave & Buster’s, Inc., 2024 Term Loan B (G)	TBD	06-29-29	1,102,000	1,069,083
IRB Holding Corp., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%)	6.812	12-15-27	644,760	646,694
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.500%)	7.802	04-26-30	891,302	889,296
Oravel Stays Singapore Pte, Ltd. , 2024 Term Loan B (3 month CME Term SOFR + 8.000%)	12.287	12-20-29	829,000	818,638
Specialty retail 0.3%
The Michaels Companies, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.250%)	8.840	04-17-28	494,872	400,812
Textiles, apparel and luxury goods 0.1%
Champ Acquisition Corp., 2024 Term Loan B (1 month CME Term SOFR + 4.500%)	8.857	11-25-31	111,000	111,833
Financials 4.6%				5,981,735
Capital markets 1.1%
Aretec Group, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.500%)	7.812	08-09-30	100,000	100,429
Hightower Holding LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.500%)	8.071	04-21-28	498,747	498,956
Mariner Wealth Advisors LLC, Term Loan B (3 month CME Term SOFR + 2.750%)	7.079	08-18-28	774,050	775,017
Financial services 2.0%
CPI Holdco B LLC, 2024 Incremental Term Loan B (1 month CME Term SOFR + 2.250%)	6.562	05-17-31	442,000	442,460
Edelman Financial Engines Center LLC, 2024 2nd Lien Term Loan (1 month CME Term SOFR + 5.250%)	9.562	10-06-28	303,000	306,694
Edelman Financial Engines Center LLC, 2024 2nd Lien Term Loan B (G)	TBD	04-07-28	200,000	201,442
GIH Borrower LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.500%)	6.829	11-21-31	221,000	221,968
June Purchaser LLC, Term Loan (G)	TBD	11-28-31	85,714	86,607
June Purchaser LLC, Delayed Draw Term Loan (G)	TBD	11-28-31	14,286	14,435
Kestra Advisor Services Holdings A, Inc., 2024 Repriced Term Loan B (G)	TBD	03-21-31	100,000	100,083
Osaic Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	7.812	08-17-28	887,775	892,063
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	9

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
PEX Holdings LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.750%)	7.079	11-26-31	110,000	$110,275
Summit Acquisition, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.750%)	8.079	10-16-31	277,000	278,731
Insurance 1.5%
Acrisure LLC, 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.750%)	7.062	02-15-27	569,009	570,340
Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 3.000%)	7.291	12-06-31	438,000	437,330
OneDigital Borrower LLC, 2025 Repriced Term Loan (1 month CME Term SOFR + 3.000%)	7.315	07-02-31	500,000	500,755
OneDigital Borrower LLC, 2024 Term Loan (1 month CME Term SOFR + 3.250%)	7.565	07-02-31	99,749	99,900
Truist Insurance Holdings LLC, 2nd Lien Term Loan (3 month CME Term SOFR + 4.750%)	9.079	05-06-32	340,000	344,250
Health care 3.0%				3,895,412
Biotechnology 0.6%
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B (1 month CME Term SOFR + 2.000%)	6.462	11-15-27	821,070	816,144
Health care equipment and supplies 1.1%
Bausch + Lomb Corp., Term Loan (1 month CME Term SOFR + 3.250%)	7.661	05-10-27	890,863	894,845
Medline Borrower LP, 2024 USD Add-on Term Loan B (1 month CME Term SOFR + 2.250%)	6.562	10-23-28	449,873	451,811
Health care providers and services 0.7%
AthenaHealth Group, Inc., 2022 Term Loan B (G)	TBD	02-15-29	142,000	142,044
Mamba Purchaser, Inc., 2024 Repriced Term Loan B (1 month CME Term SOFR + 3.000%)	7.312	10-16-28	805,789	809,318
Pharmaceuticals 0.6%
Bausch Health Americas, Inc., 2022 Term Loan B (1 month CME Term SOFR + 5.250%)	9.662	02-01-27	806,335	781,250
Industrials 3.0%				3,904,184
Commercial services and supplies 2.2%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (1 month CME Term SOFR + 3.750%)	8.162	05-12-28	1,287,208	1,291,315
Amspec Parent LLC, 2024 Term Loan (3 month CME Term SOFR + 4.250%)	8.579	12-22-31	239,113	240,010
Anticimex Global AB, 2021 USD Term Loan B1 (3 month CME Term SOFR + 3.150%)	7.720	11-16-28	498,715	501,742
Garda World Security Corp., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	7.805	02-01-29	770,130	771,285
Passenger airlines 0.6%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month CME Term SOFR + 4.750%)	9.305	04-20-28	802,941	821,762
Professional services 0.2%
Holding Socotec SAS, 2024 USD Term Loan B (G)	TBD	06-30-28	276,000	278,070
Information technology 0.6%				777,497
Software 0.2%
Project Boost Purchaser LLC, 2024 2nd Lien Term Loan (3 month CME Term SOFR + 5.250%)	9.557	07-16-32	229,000	234,153
Technology hardware, storage and peripherals 0.4%
Xerox Corp., 2023 Term Loan B (1 and 3 month CME Term SOFR + 4.000%)	8.321	11-17-29	547,792	543,344
10	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials 0.5%				$649,182
Chemicals 0.4%
Trinseo Materials Operating SCA, 2021 Term Loan B2 (3 month CME Term SOFR + 2.500%)	7.276	05-03-28	871,050	522,717
Containers and packaging 0.1%

Graham Packaging Company, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.500%)	6.812	08-04-27	126,026	126,465

Collateralized mortgage obligations 0.0% (0.0% of Total investments)				$72,279
(Cost $103,663)
Commercial and residential 0.0%				66,141
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-37	1,390,183	21,072
Series 2007-4, Class ES IO	0.350	07-19-47	1,424,189	18,683
Series 2007-6, Class ES IO (C)	0.343	08-19-37	1,511,628	26,386
U.S. Government Agency 0.0%				6,138
Government National Mortgage Association
Series 2012-114, Class IO	0.628	01-16-53	393,394	6,138

Asset-backed securities 6.1% (3.6% of Total investments)				$7,894,132
(Cost $7,731,355)
Asset-backed securities 6.1%				7,894,132
Ares XXXVII CLO, Ltd.
Series 2015-4A, Class A1RR (3 month CME Term SOFR + 1.080%) (C)(H)	5.382	10-15-30	673,996	676,528
Concord Music Royalties LLC
Series 2022-1A, Class A2 (C)	6.500	01-20-73	850,000	854,596
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	14,091	6,099
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B (C)	5.450	04-20-48	766,389	747,247
KKR Financial CLO, Ltd.
Series 2013-1A, Class A1R2 (3 month CME Term SOFR + 1.100%) (C)(H)	5.402	04-15-29	379,881	380,527
MVW LLC
Series 2022-1A, Class D (C)	7.350	11-21-39	414,651	408,033
Series 2023-1A, Class D (C)	8.830	10-20-40	442,017	448,400
Neighborly Issuer LLC
Series 2023-1A, Class A2 (C)	7.308	01-30-53	1,200,500	1,224,893
Service Experts Issuer
Series 2024-1A, Class A (C)	6.390	11-20-35	1,023,156	1,039,777
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (C)	6.174	01-25-54	515,945	520,005
Subway Funding LLC
Series 2024-1A, Class A2I (C)	6.028	07-30-54	763,088	770,891
Series 2024-1A, Class A2II (C)	6.268	07-30-54	299,250	304,830
VR Funding LLC
Series 2020-1A, Class A (C)	2.790	11-15-50	556,193	512,306

	Shares	Value
Common stocks 0.0% (0.0% of Total investments)		$0
(Cost $192,563)
Industrials 0.0%		0
Passenger airlines 0.0%

Global Aviation Holdings, Inc., Class A (I)(J)	82,159	0
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	11

	Shares	Value

Preferred securities 3.0% (1.8% of Total investments)		$3,881,062
(Cost $3,561,571)
Communication services 0.9%		1,161,304
Wireless telecommunication services 0.9%
Telephone & Data Systems, Inc., 6.000% (B)	17,125	332,225
U.S. Cellular Corp., 6.250% (B)	34,675	829,079
Financials 0.1%		130,876
Insurance 0.1%
Athene Holding, Ltd., 7.250% (7.250% to 3-30-29, then 5 Year CMT + 2.986%) (B)	5,175	130,876
Information technology 1.5%		1,913,600
Software 1.5%
MicroStrategy, Inc., 8.000%	23,920	1,913,600
Real estate 0.1%		118,682
Office REITs 0.1%
Vornado Realty Trust, 5.400% (B)	6,675	118,682
Utilities 0.4%		556,600
Multi-utilities 0.4%
Algonquin Power & Utilities Corp., 8.574% (3 month CME Term SOFR + 4.272% to 7-1-29, then 3 month CME Term SOFR + 4.522% to 7-1-49, then 3 month CME Term SOFR + 5.272%) (A)(B)(H)	22,000	556,600

	Yield (%)	Shares	Value
Short-term investments 10.2% (6.1% of Total investments)			$13,272,867
(Cost $13,273,152)
Short-term funds 10.2%			13,272,867
John Hancock Collateral Trust (K)	4.2301(L)	1,326,836	13,272,867

Total investments (Cost $219,234,496) 168.6%	$218,489,848
Other assets and liabilities, net (68.6%)	(88,932,044)
Total net assets 100.0%	$129,557,804

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is on loan as of 1-31-25, and is a component of the fund’s leverage under the Liquidity Agreement. The value of securities on loan amounted to $22,166,630.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-25 was $109,954,332.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $99,148,089 or 76.5% of the fund’s net assets as of 1-31-25.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
12	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(J)	Non-income producing security.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(L)	The rate shown is the annualized seven-day yield as of 1-31-25.
The fund had the following country composition as a percentage of total investments on 1-31-25:
United States	80.3%
Canada	5.8%
United Kingdom	2.6%
France	2.1%
Luxembourg	1.6%
Cayman Islands	1.5%
Japan	1.4%
Netherlands	1.2%
Ireland	1.0%
Other countries	2.5%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	13

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	453,000	USD	474,548	JPM	2/6/2025	—	$(4,564)
USD	83,970	EUR	80,000	CITI	3/19/2025	$809	—
USD	475,455	EUR	453,000	JPM	3/19/2025	4,560	—
USD	74,871	EUR	72,500	TD	3/19/2025	—	(493)
						$5,369	$(5,057)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	43,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	$333,600	$333,600
Centrally cleared	22,000,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	231,578	231,578
Centrally cleared	13,000,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	68,232	68,232
								—	$633,410	$633,410

(a)	At 1-31-25, the overnight SOFR was 4.380%.

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
JPM	JPMorgan Chase Bank, N.A.
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
TD	The Toronto-Dominion Bank
14	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2025, by major security category or type:
	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$14,595,986	—	$14,595,986	—
Corporate bonds	156,575,891	—	156,575,891	—
Term loans	22,197,631	—	22,197,631	—
Collateralized mortgage obligations	72,279	—	72,279	—
Asset-backed securities	7,894,132	—	7,894,132	—
Common stocks	—	—	—	—
Preferred securities	3,881,062	$3,881,062	—	—
Short-term investments	13,272,867	13,272,867	—	—
Total investments in securities	$218,489,848	$17,153,929	$201,335,919	—
Derivatives:
Assets
Forward foreign currency contracts	$5,369	—	$5,369	—
Swap contracts	633,410	—	633,410	—
Liabilities
Forward foreign currency contracts	(5,057)	—	(5,057)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,326,836	$9,861,690	$21,261,172	$(17,850,329)	$1,187	$(853)	$105,837	—	$13,272,867
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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